Leases - Additional Information (Detail) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Property , plant and equipment	€ 43,272		€ 4,325
Right-of-use-assets	35,900	€ 18,400
Additions in right-of-use-assets	20,200
Depreciation on right-of-use-assets	3,700
Carrying amount of lease liabilities	36,927	€ 17,700
Non-current lease liabilities	31,503
Current lease liabilities	5,424
Interest on lease liabilities	700
Research and Development Costs [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use-assets	2,800
General and Administrative Expenses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use-assets	€ 900